Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Loss for the period	$ (47,934)	$ (32,539)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	(113)	1,164
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	194	(931)
Other comprehensive (loss)/income for the period, net of tax	81	233
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (47,853)	$ (32,306)